Segment Information	Feb. 20, 2025
Segment Reporting [Abstract]
Segment Information
Beginning in the three months ending March 31, 2025, Quanta Services, Inc.’s (Quanta, we, us or our) Chief Executive Officer reevaluated how he assesses performance and allocates resources, which resulted in a change in the reporting of management’s internal financial information. As a result, Quanta will begin reporting the results of its two operating segments, which will also be its two reportable segments: (1) Electric Infrastructure Solutions and (2) Underground Utility and Infrastructure Solutions. The Electric Infrastructure Solutions segment will consist of the historical Electric Power Infrastructure Solutions and Renewable Energy Infrastructure Solutions segments. As a result, Quanta is providing an unaudited presentation of its recast segment data for the quarterly and year-to-date
periods indicated in the tables below. Operating margins are calculated by dividing operating income by revenues. This unaudited recast information is also available on Quanta’s website at www.quantaservices.com in the “Investors” section.

	Three Months Ended March 31,	Three Months Ended June 30,	Six Months Ended June 30,	Three Months Ended September 30,	Nine Months Ended September 30,	Three Months Ended December 31,	Twelve Months Ended December 31,
	2024	2024	2024	2024	2024	2024	2024
Revenues :
Electric Infrastructure Solutions (a)	$3,911,124	$4,486,880	$8,398,004	$5,233,887	$13,631,891	$5,380,488	$19,012,379
Underground and Utility Infrastructure Solutions	1,120,695	1,107,507	2,228,202	1,259,280	3,487,482	1,172,934	4,660,416

Consolidated revenues	$5,031,819	$5,594,387	$10,626,206	$6,493,167	$17,119,373	$6,553,422	$23,672,795

Operating income (loss) :
Electric Infrastructure Solutions (a) (b)	$302,871	$426,581	$729,452	$576,014	$1,305,466	$653,226	$1,958,692
Underground and Utility Infrastructure Solutions (c)	46,888	81,593	128,481	93,956	222,437	42,593	265,030
Corporate and Non-Allocated Costs (d)	(194,405)	(200,944)	(395,349)	(238,809)	(634,158)	(243,096)	(877,254)

Consolidated operating income	$155,354	$307,230	$462,584	$431,161	$893,745	$452,723	$1,346,468

Operating margin :
Electric Infrastructure Solutions	7.7%	9.5%	8.7%	11.0%	9.6%	12.1%	10.3%
Underground and Utility Infrastructure Solutions	4.2%	7.4%	5.8%	7.5%	6.4%	3.6%	5.7%
Corporate and Non-Allocated Costs	(3.9)%	(3.6)%	(3.7)%	(3.7)%	(3.7)%	(3.7)%	(3.7)%
Consolidated operating margin	3.1%	5.5%	4.4%	6.6%	5.2%	6.9%	5.7%
See notes to follow.

(a)
During the three and twelve months ended December 31, 2024, revenue of $30.2 million was recognized in the Electric Infrastructure Solutions segment in connection with payments received pursuant to an arbitration award related to a large telecommunications project in Peru that was terminated during 2019. The segment operating income impact related to this award was $20.7 million, including the reimbursement of certain cost of services and net of $18.5 million of foreign currency translation losses in connection with Quanta’s substantial liquidation from Latin American operations.

(b)
Included in operating income for the Electric Infrastructure Solutions segment was equity in earnings of integral unconsolidated affiliates of $12.3 million, $8.6 million, $14.0 million and $15.5 million for the three months ended March 31, 2024, June 30, 2024, September 30, 2024 and December 31, 2024.

(c)
Included in operating income for the Underground Utility and Infrastructure Solutions segment were losses of $10.7 million, $0.5 million and
 $0.7
million during the three months ended March 31, 2024, June 30, 2024 and September 30, 2024 on the disposition of a non-core business.

(d)
Included in corporate and
non-allocated
costs was, among other things, amortization expense of $77.5 million, $79.2 million, $110.4 million and $115.8 million and acquisition and integration costs of $9.6 million, $8.9 million, $7.1 million and $4.5 million for the three months ended March 31, 2024, June 30, 2024, September 30, 2024 and December 31, 2024.

	Three Months Ended March 31,	Three Months Ended June 30,	Six Months Ended June 30,	Three Months Ended September 30,	Nine Months Ended September 30,	Three Months Ended December 31,	Twelve Months Ended December 31,
	2023	2023	2023	2023	2023	2023	2023
Revenues :
Electric Infrastructure Solutions	$3,344,337	$3,804,622	$7,148,959	$4,236,183	$11,385,142	$4,482,056	$15,867,198
Underground and Utility Infrastructure Solutions	1,084,489	1,243,988	2,328,477	1,384,639	3,713,116	1,301,892	5,015,008

Consolidated revenues	$4,428,826	$5,048,610	$9,477,436	$5,620,822	$15,098,258	$5,783,948	$20,882,206

Operating income (loss) :
Electric Infrastructure Solutions (a)	$250,805	$354,504	$605,309	$447,565	$1,052,874	$437,684	$1,490,558
Underground and Utility Infrastructure Solutions	61,573	107,207	168,780	123,764	292,544	85,433	377,977
Corporate and Non-Allocated Costs (b)	(186,518)	(182,438)	(368,956)	(171,000)	(539,956)	(200,603)	(740,559)

Consolidated operating income	$125,860	$279,273	$405,133	$400,329	$805,462	$322,514	$1,127,976

Operating margin :
Electric Infrastructure Solutions	7.5%	9.3%	8.5%	10.6%	9.2%	9.8%	9.4%
Underground and Utility Infrastructure Solutions	5.7%	8.6%	7.2%	8.9%	7.9%	6.6%	7.5%
Corporate and Non-Allocated Costs	(4.2)%	(3.6)%	(3.9)%	(3.0)%	(3.6)%	(3.5)%	(3.5)%
Consolidated operating margin	2.8%	5.5%	4.3%	7.1%	5.3%	5.6%	5.4%

(a)
Included in operating income for the Electric Infrastructure Solutions segment was equity in earnings of integral unconsolidated affiliates of $9.6 million, $9.4 million, $11.7 million and $10.9 million for the three months ended March 31, 2023, June 30, 2023, September 30, 2023 and December 31, 2023.

(b)
Included in corporate and
non-allocated
costs was amortization expense of $72.4 million, $70.0 million, $71.4 million and $75.2 million and acquisition and integration costs of $19.9 million, $2.3 million, $4.2 million and $16.5 million for the three months ended March 31, 2023, June 30, 2023, September 30, 2023 and December 31, 2023.